Business and Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Description and Accounting Policies [Abstract]
Recorded valuation allowance related to net deferred tax assets	$ 0	$ 61,377